Share-Based Payments (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock options outstanding, beginning balance	3,758,910	1,124,410	0
Stock options Granted		2,634,500	1,124,410
Stock options exercised		0	0
Stock options Cancelled/forfeited		0	0
Stock options outstanding, ending balance	3,758,910	3,758,910	1,124,410
Stock options exercisable	3,758,910	3,758,910
Weighted average exercise price, outstanding	$ 0.76	$ 0.77	$ 0.00
Weighted average exercise price, Granted		0.75	0.77
Weighted average exercise price, exercised		0.00	0.00
Weighted average exercise price, Cancelled/forfeited		0.00	0.00
Weighted average exercise price, outstanding	0.76	0.76	$ 0.77
Weighted average exercise price, exercisable	0.76	0.76
Weighted average grant date fair value of options during year		$ 2,634,500
Weighted average duration to expiration of outstanding options	4 years 3 months 19 days	4 years 7 months 6 days